Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Health Care — 30.0%
3,152	AbbVie, Inc.	$ 469,837
1,084	Alnylam Pharmaceuticals, Inc.*	191,976
4,245	Baxter International, Inc.	160,206
4,825	Bristol-Myers Squibb Co.	280,043
800	Eli Lilly & Co.	429,704
842	Humana, Inc.	409,650
2,769	Johnson & Johnson	431,272
427	McKesson Corp.	185,681
4,306	Merck & Co., Inc.	443,303
1,830	Moderna, Inc.*	189,021
733	Neurocrine Biosciences, Inc.*	82,462
12,440	Pfizer, Inc.	412,635
242	Regeneron Pharmaceuticals, Inc.*	199,156
916	Sarepta Therapeutics, Inc.*	111,038
1,718	United Therapeutics Corp.*	388,045
391	UnitedHealth Group, Inc.	197,138
		4,581,167
	Consumer Staples — 26.3%
2,020	BJ's Wholesale Club Holdings, Inc.*	144,167
213	Bunge Ltd.	23,057
5,266	Campbell Soup Co.	216,327
2,580	Church & Dwight Co., Inc.	236,405
3,069	Clorox Co. (The)	402,223
4,376	Conagra Brands, Inc.	119,990
846	Dollar General Corp.	89,507
2,241	Dollar Tree, Inc.*	238,555
6,710	General Mills, Inc.	429,373
714	Hershey Co. (The)	142,857
10,029	Hormel Foods Corp.	381,403
2,607	J M Smucker Co. (The)	320,426
7,443	Kellanova	442,933
1,479	Kimberly-Clark Corp.	178,737
5,989	Kraft Heinz Co. (The)	201,470
10,002	Kroger Co. (The)	447,590
		4,015,020
	Communication Services — 10.6%
429	Alphabet, Inc. - Class C*	56,564
384	Alphabet, Inc. - Class A*	50,250
17,476	AT&T, Inc.	262,489
843	Meta Platforms, Inc. - Class A*	253,077
2,469	ROBLOX Corp. - Class A*	71,502
15,059	Snap, Inc. - Class A*	134,176
2,481	Take-Two Interactive Software, Inc.*	348,308
13,617	Verizon Communications, Inc.	441,327
		1,617,693
	Information Technology — 10.5%
538	Arista Networks, Inc.*	98,954
880	EPAM Systems, Inc.*	225,007
1,445	First Solar, Inc.*	233,498
14,988	Gen Digital, Inc.	264,988
432	International Business Machines Corp.	60,610
90	Microsoft Corp.	28,417
239	NVIDIA Corp.	103,963
623	Okta, Inc.*	50,781
302	Oracle Corp.	31,988
3,641	Palantir Technologies, Inc. - Class A*	58,256
816	Palo Alto Networks, Inc.*	191,303
375	Snowflake, Inc. - Class A*	57,289
Shares		Market Value

	Information Technology — (Continued)
179	SolarEdge Technologies, Inc.*	$ 23,182
675	Super Micro Computer, Inc.*	185,098
		1,613,334
	Energy — 6.3%
637	Cheniere Energy, Inc.	105,717
332	Chevron Corp.	55,982
425	Diamondback Energy, Inc.	65,824
764	EOG Resources, Inc.	96,845
2,976	Occidental Petroleum Corp.	193,083
362	Pioneer Natural Resources	83,097
5,661	Schlumberger NV	330,036
202	Valero Energy Corp.	28,625
		959,209
	Financials — 6.2%
1,090	Cboe Global Markets, Inc.	170,269
387	CME Group, Inc.	77,485
1,877	Fidelity National Information Services, Inc.	103,742
182	First Citizens BancShares, Inc. - Class A	251,178
5,696	NU Holdings Ltd. (Brazil) - Class A*	41,296
870	Progressive Corp. (The)	121,191
701	RenaissanceRe Holdings Ltd. (Bermuda)	138,742
2,144	XP, Inc. (Brazil) - Class A	49,419
		953,322
	Consumer Discretionary — 4.2%
5,328	Las Vegas Sands Corp.	244,236
7,102	Yum China Holdings, Inc. (China)	395,723
		639,959
	Materials — 2.8%
413	CF Industries Holdings, Inc.	35,411
10,501	Newmont Corp.	388,012
		423,423
	Industrials — 1.5%
146	Axon Enterprise, Inc.*	29,053
1,317	CH Robinson Worldwide, Inc.	113,433
2,055	Uber Technologies, Inc.*	94,509
		236,995
	Utilities — 1.4%
2,079	Consolidated Edison, Inc.	177,817
2,433	PG&E Corp.*	39,244
		217,061
	Total Common Stocks	$15,257,183
	Short-Term Investment Fund — 0.8%
129,180	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	129,180
	Total Investment Securities—100.6% (Cost $14,233,603)	$15,386,363
	Liabilities in Excess of Other Assets — (0.6%)	(93,495)
	Net Assets — 100.0%	$15,292,868
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,257,183	$—	$—	$15,257,183
Short-Term Investment Fund	129,180	—	—	129,180
Total	$15,386,363	$—	$—	$15,386,363
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Allocation Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 99.0%
	Equity Funds — 59.4%
153,478	Touchstone Growth Opportunities Fund	$ 6,074,661
24,678	Touchstone Mid Cap Fund	1,157,657
529,309	Touchstone Non-US ESG Equity Fund	11,639,505
174,132	Touchstone Sands Capital Emerging Markets Growth Fund*	2,298,545
262,410	Touchstone Sands Capital Select Growth Fund*	3,085,942
18,050	Touchstone Small Cap Value Fund	573,996
976,819	Touchstone Value Fund	9,865,871
		34,696,177
	Fixed Income Funds — 39.6%
864,099	Touchstone Active Bond Fund	7,681,838
245,107	Touchstone High Yield Fund	1,789,284
1,377,904	Touchstone Impact Bond Fund	11,822,412
200,621	Touchstone Ultra Short Duration Fixed Income Fund	1,819,629
		23,113,163
	Total Affiliated Mutual Funds	$57,809,340
	Short-Term Investment Fund — 1.0%
552,752	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	552,752
	Total Investment Securities—100.0% (Cost $58,999,635)	$58,362,092
	Other Assets in Excess of Liabilities — 0.0%	25,343
	Net Assets — 100.0%	$58,387,435
^	All affiliated underlying fund investments are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$55,989,711	$1,819,629	$—	$57,809,340
Short-Term Investment Fund	552,752	—	—	552,752
Total	$56,542,463	$1,819,629	$—	$58,362,092
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.
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